Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Foreign currency exchange translation adjustment	$ (1,819)	$ (17,701)	$ (8,872)	$ 5,051	$ (19,520)	$ (3,821)